Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Document Annual Report	true
Document Transition Report	false
Document Registration Statement	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Shell Company Report	false
Entity Incorporation, State or Country Code	E9
Trading Symbol	PAGS
Entity Registrant Name	PAGSEGURO DIGITAL LTD.
Entity Address, Address Line One	Av. Brigadeiro Faria Lima, 1384, 4º andar, parte A
Entity Address, City or Town	São Paulo
Entity Address, Postal Zip Code	01451-001
Entity Address, Country	BR
Entity Central Index Key	0001712807
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Class A common shares, par value US$0.000025
Security Exchange Name	NYSE
Entity File Number	1-38353
Document Accounting Standard	International Financial Reporting Standards
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Av. Brigadeiro Faria Lima, 1384, 4º andar, parte A
Entity Address, City or Town	São Paulo
Entity Address, Postal Zip Code	01451-001
Entity Address, Country	BR
Country Region	55
City Area Code	11
Local Phone Number	3038 8123
Contact Personnel Email Address	aschunck@pagseguro.com
Contact Personnel Name	Artur Schunck
Class A common shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	201,461,511
Class B common shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	127,554,861